December 10, 2007

Filed Via EDGAR

United States Securities and Exchange Commission
Washington, DC  20549

Re:           Sun Life of Canada (U.S.) Variable Account I (“Registrant”)
Pre-Effective Amendment No. 1 to Registration Statement on Form N-6 (the “Pre-Effective Amendment”)
File Nos. 811-09137 & 333-144628

Dear Commission:

Submitted herewith is the Pre-Effective Amendment.  The Pre-Effective Amendment is filed primarily for the purpose of including the required financial statements, as well as including responses to Staff comments.

Under separate cover, we are providing the Commission staff with a copy of this letter, as well as a courtesy copy of the prospectus and accompanying explanatory letter filed separately as correspondence.

Acceleration Request

We understand we are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the Staff to provide all information investors require for an informed decision.  As the insurance company and its management possess all facts relating to the insurance company’s disclosure, we are responsible for its accuracy and adequacy.

Registrant believes that the Amendment is responsive to Staff comments and, therefore, Registrant and its principal underwriter, Clarendon Insurance Agency, Inc., make a request for acceleration of the effective date of the Pre-Effective Amendment on or before December 31, 2007.  Registrant and its principal underwriter are aware of their obligations under the 1933 Act.  In addition, Registrant acknowledges that

•	Should the Commission or staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;
•
The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the insurance company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	The insurance company may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please direct all questions and comments to the undersigned at (781)446-1638.

Sincerely,

/s/ Susan J. Lazzo

Susan J. Lazzo
Senior Counsel

cc:  Joan Boros, Esq.